Note 26 - Group Information (Details Textual) - USD ($)		12 Months Ended
	Dec. 19, 2018	Dec. 31, 2019	[1]	Dec. 31, 2018	Dec. 31, 2017	[2]	May 29, 2019
Statement Line Items [Line Items]
Increase (decrease) through acquisition of subsidiary, equity				$ (9,904,000)
Retained earnings [member]
Statement Line Items [Line Items]
Increase (decrease) through acquisition of subsidiary, equity	$ (9,900,000)			$ (9,904,000)
Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Cash transferred							$ 1,930,000
Proportion of ownership interest in associate		13.10%		19.90%	19.90%
TenSpot Pesa Limited [member]
Statement Line Items [Line Items]
Current receivables due from associates	$ 2,000,000
TenSpot Pesa Limited [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 9,500,000
Cash and cash equivalents recognised as of acquisition date	$ 1,600,000

[1]	Reflects the total ownership interest in OPay as of December 31, 2019, 10.24% of which is held in preferred shares and 2.86% in ordinary shares. The ownership interest reduced during 2019. The share of net income (loss) recognized under the equity method was calculated based on the investment in ordinary shares, relative to the total number of shares outstanding. The Group owns 8.85% of the total number of ordinary shares issued by OPay.
[2]	Period from November 1 to December 31, 2017.